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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Portfolio

ING MidCap Opportunities Portfolio

ING SmallCap Opportunities Portfolio

The schedules are not audited.

ING INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Australia: 1.3%
38,923		Macquarie Group Ltd.	$1,743,794	1.3

		Belgium: 1.4%
38,159		KBC Groep NV	1,877,491	1.4

		Denmark: 1.5%
91,647	@	Danske Bank A/S	1,976,352	1.5

		Finland: 1.0%
57,496		Fortum OYJ	1,297,861	1.0

		France: 12.0%
96,029		AXA S.A.	2,228,721	1.7
55,737		Carrefour S.A.	1,911,767	1.4
128,418		France Telecom S.A.	1,607,997	1.2
7,494		Kering	1,679,418	1.3
18,731		Renault S.A.	1,493,790	1.1
22,337		Sanofi	2,262,223	1.7
102,947		Suez Environnement S.A.	1,670,982	1.3
8,503		Technip S.A.	998,273	0.8
33,458	L	Total S.A.	1,939,321	1.5
			15,792,492	12.0

		Germany: 9.6%
22,416		BASF AG	2,149,704	1.6
19,644		Bayer AG	2,316,635	1.8
11,455		Bayerische Motoren Werke AG	1,231,918	0.9
56,391		Commerzbank AG	649,442	0.5
54,366		Deutsche Post AG	1,803,215	1.4
109,895		Deutsche Telekom AG	1,591,646	1.2
24,403		Siemens AG	2,942,961	2.2
			12,685,521	9.6

		Hong Kong: 3.5%
345,700		AIA Group Ltd.	1,626,716	1.2
144,500		Power Assets Holdings Ltd.	1,293,731	1.0
120,000		Wharf Holdings Ltd.	1,039,784	0.8
249,000		Yue Yuen Industrial Holdings	695,131	0.5
			4,655,362	3.5

		Italy: 1.9%
319,010		Enel S.p.A.	1,224,919	0.9
54,047		ENI S.p.A.	1,242,442	1.0
			2,467,361	1.9

		Japan: 21.1%
132,000		Ajinomoto Co., Inc.	1,736,746	1.3
64,700		Asahi Group Holdings, Ltd.	1,703,270	1.3
16,700		Astellas Pharma, Inc.	853,036	0.7
17,500		East Japan Railway Co.	1,508,233	1.1
44,000		Fuji Heavy Industries Ltd.	1,226,088	0.9
294,112		Hitachi Ltd.	1,948,859	1.5
64,000		Hoya Corp.	1,513,902	1.2
137,000		Japan Steel Works Ltd.	797,710	0.6
35,500		JSR Corp.	660,504	0.5
51,000		Komatsu Ltd.	1,273,418	1.0
69,100		Mitsubishi Corp.	1,402,994	1.1
808,000	L	Mizuho Financial Group, Inc.	1,756,554	1.3
121,500		Nissan Motor Co., Ltd.	1,226,267	0.9
146,200		Nomura Holdings, Inc.	1,143,535	0.9
55,000		Omron Corp.	1,992,310	1.5
42,700		Shionogi & Co., Ltd.	898,890	0.7
51,500		Sumitomo Mitsui Financial Group, Inc.	2,493,911	1.9
42,100		Tokio Marine Holdings, Inc.	1,380,250	1.0
35,300		Toyota Motor Corp.	2,264,056	1.7
			27,780,533	21.1

		Netherlands: 10.2%
169,090		Aegon NV	1,251,139	0.9
38,100	L	ArcelorMittal	520,827	0.4
128,030	@	CNH Industrial NV	1,600,375	1.2
17,768	L	European Aeronautic Defence and Space Co. NV	1,132,217	0.8
22,503		Koninklijke DSM NV	1,697,552	1.3
59,851		Koninklijke Philips NV	1,930,855	1.5
65,426		Reed Elsevier NV	1,315,647	1.0
122,729		Royal Dutch Shell PLC — Class A	4,045,849	3.1
			13,494,461	10.2

		New Zealand: 0.9%
616,676		Telecom Corp. of New Zealand Ltd.	1,189,563	0.9

		Norway: 1.5%
88,442		Statoil ASA	2,008,801	1.5

		Singapore: 0.9%
388,000		Singapore Telecommunications Ltd.	1,155,500	0.9

		Spain: 3.3%
216,182		Banco Popular Espanol SA	1,160,521	0.9
192,797		Banco Bilbao Vizcaya Argentaria S.A.	2,155,935	1.6
49,316		Gas Natural SDG S.A.	1,031,057	0.8
			4,347,513	3.3

		Sweden: 1.6%
97,922		Telefonaktiebolaget LM Ericsson	1,304,198	1.0
19,310		Svenska Handelsbanken AB	826,171	0.6
			2,130,369	1.6

		Switzerland: 9.4%
12,689		Adecco S.A.	905,183	0.7
56,170		Credit Suisse Group	1,717,787	1.3
34,554		Nestle S.A.	2,409,592	1.8
46,541		Novartis AG	3,579,849	2.7

ING INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Switzerland: (continued)
13,985		Roche Holding AG — Genusschein	$3,774,179	2.9
			12,386,590	9.4

		United Kingdom: 15.6%
466,714		Barclays PLC	1,994,595	1.5
72,246		BHP Billiton PLC	2,125,222	1.6
34,641		British American Tobacco PLC	1,823,141	1.4
117,014		HSBC Holdings PLC	1,266,491	1.0
28,082		Imperial Tobacco Group PLC	1,038,128	0.8
168,048		Kingfisher PLC	1,049,771	0.8
449,363		Legal & General Group PLC	1,425,907	1.1
969,719		Lloyds TSB Group PLC	1,154,603	0.9
168,058		Rexam PLC	1,309,616	1.0
20,085		Rio Tinto PLC	980,415	0.7
38,212		Schroders PLC	1,593,144	1.2
321,762		Tesco PLC	1,870,581	1.4
488,100		Vodafone Group PLC	1,713,155	1.3
55,769		WPP PLC	1,146,062	0.9
			20,490,831	15.6

		United States: 1.6%
27,100		Noble Corp.	1,023,567	0.8
29,200		Rowan Companies PLC	1,072,224	0.8
			2,095,791	1.6
		Total Common Stock (Cost $110,213,597)	129,576,186	98.3

RIGHTS: 0.1%
		Spain: 0.0%
192,797	@	Banco Bilbao Vizcaya Argentaria SA	25,822	0.0

		United Kingdom: 0.1%
116,678	@	Barclays PLC	152,529	0.1
		Total Rights (Cost $25,822)	178,351	0.1
		Total Long-Term Investments (Cost $110,239,419)	129,754,537	98.4

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateralcc(1): 3.7%
1,153,939	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,153,941, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $1,177,021, due 07/28/14–07/18/33)	1,153,939	0.8
1,153,939	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,153,941, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $1,177,030, due 03/01/23–07/01/43)	1,153,939	0.9
1,153,939	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $1,153,942, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $1,177,018, due 02/01/16–05/01/46)	1,153,939	0.9
1,153,939	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,153,941, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,177,018, due 11/20/13–11/01/47)	1,153,939	0.9

ING INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
242,920	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $242,920, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $247,779, due 10/15/13–02/15/43)	$242,920	0.2
		4,858,676	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
1,436,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $1,436,000)	1,436,000	1.1
	Total Short-Term Investments (Cost $6,294,676)	6,294,676	4.8
	Total Investments in Securities (Cost $116,534,095)	$136,049,213	103.2
	Liabilities in Excess of Other Assets	(4,203,389)	(3.2)
	Net Assets	$131,845,824	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $117,107,414.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$21,229,493
Gross Unrealized Depreciation	(2,287,694)
Net Unrealized Appreciation	$18,941,799

Sector Diversification	Percentage of Net Assets
Financials	24.6%
Industrials	11.6
Health Care	10.5
Consumer Discretionary	10.0
Energy	9.5
Consumer Staples	9.4
Materials	7.1
Telecommunication Services	5.5
Information Technology	5.2
Utilities	5.0
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%

ING INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$1,743,794	$—	$1,743,794
Belgium	—	1,877,491	—	1,877,491
Denmark	—	1,976,352	—	1,976,352
Finland	—	1,297,861	—	1,297,861
France	—	15,792,492	—	15,792,492
Germany	—	12,685,521	—	12,685,521
Hong Kong	—	4,655,362	—	4,655,362
Italy	—	2,467,361	—	2,467,361
Japan	—	27,780,533	—	27,780,533
Netherlands	2,121,202	11,373,259	—	13,494,461
New Zealand	—	1,189,563	—	1,189,563
Norway	—	2,008,801	—	2,008,801
Singapore	—	1,155,500	—	1,155,500
Spain	—	4,347,513	—	4,347,513
Sweden	—	2,130,369	—	2,130,369
Switzerland	—	12,386,590	—	12,386,590
United Kingdom	—	20,490,831	—	20,490,831
United States	2,095,791	—	—	2,095,791
Total Common Stock	4,216,993	125,359,193	—	129,576,186
Rights	178,351	—	—	178,351
Short-Term Investments	1,436,000	4,858,676	—	6,294,676
Total Investments, at fair value	$5,831,344	$130,217,869	$—	$136,049,213

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING MIDCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.2%
		Consumer Discretionary: 23.3%
157,667		AMC Networks, Inc.	$10,797,036	0.7
568,772		Best Buy Co., Inc.	21,328,950	1.3
531,210		Brinker International, Inc.	21,529,941	1.4
533,515		Delphi Automotive PLC	31,167,946	2.0
368,495		Discovery Communications, Inc. — Class A	31,108,348	2.0
553,035		Gap, Inc.	22,276,250	1.4
180,995		Liberty Media Corp.	26,633,414	1.7
524,681		Macy’s, Inc.	22,702,947	1.4
212,056		The Madison Square Garden, Inc.	12,314,092	0.8
358,221		Michael Kors Holdings Ltd.	26,694,629	1.7
688,776		Newell Rubbermaid, Inc.	18,941,340	1.2
423,972	@	Penn National Gaming, Inc.	23,471,090	1.5
408,157		Ross Stores, Inc.	29,713,830	1.9
656,441		Scientific Games Corp.	10,614,651	0.7
313,977		Six Flags Entertainment Corp.	10,609,283	0.7
234,198	@	Ulta Salon Cosmetics & Fragrance, Inc.	27,977,293	1.8
497,969	@	Urban Outfitters, Inc.	18,310,320	1.1
			366,191,360	23.3

		Consumer Staples: 7.1%
704,871		Coca-Cola Enterprises, Inc.	28,342,863	1.8
295,141		Hershey Co.	27,300,542	1.7
603,515		Hillshire Brands Co.	18,552,051	1.2
633,595		Whole Foods Market, Inc.	37,065,308	2.4
			111,260,764	7.1

		Energy: 6.1%
508,310		Cabot Oil & Gas Corp.	18,970,129	1.2
570,762		FMC Technologies, Inc.	31,631,630	2.0
282,986		Laredo Petroleum Holdings, Inc.	8,399,025	0.5
383,085		Noble Corp.	14,469,120	0.9
154,422		Patterson-UTI Energy, Inc.	3,301,542	0.2
262,377		Range Resources Corp.	19,911,791	1.3
			96,683,237	6.1

		Financials: 9.4%
131,980		Affiliated Managers Group, Inc.	24,104,827	1.6
260,043		Ameriprise Financial, Inc.	23,684,716	1.5
543,681		Arthur J. Gallagher & Co.	23,731,676	1.5
332,852		Equifax, Inc.	19,921,192	1.3
456,132		Extra Space Storage, Inc.	20,868,039	1.3
898,121		Fifth Third Bancorp.	16,202,103	1.0
577,732		Nasdaq Stock Market, Inc.	18,539,420	1.2
			147,051,973	9.4

		Health Care: 14.6%
150,120		Actavis, Inc.	21,617,280	1.4
335,941		Agilent Technologies, Inc.	17,216,976	1.1
249,321	@	Alexion Pharmaceuticals, Inc.	28,961,127	1.8
167,868		Cooper Cos., Inc.	21,770,801	1.4
354,994		HCA Holdings, Inc.	15,175,994	1.0
186,301		Henry Schein, Inc.	19,319,414	1.2
51,879		Mettler Toledo International, Inc.	12,455,629	0.8
683,818		Mylan Laboratories	26,101,333	1.6
124,273	@	Premier, Inc.	3,939,454	0.2
376,691	L	Resmed, Inc.	19,896,819	1.3
230,437		Vertex Pharmaceuticals, Inc.	17,471,733	1.1
841,642		Zoetis, Inc.	26,191,899	1.7
			230,118,459	14.6

		Industrials: 14.1%
546,020		Ametek, Inc.	25,127,840	1.6
303,268		BE Aerospace, Inc.	22,387,244	1.4
325,627		Flowserve Corp.	20,315,869	1.3
165,382	@	IHS, Inc.	18,883,317	1.2
404,712		Ingersoll-Rand PLC — Class A	26,281,997	1.7
197,478		Nordson Corp.	14,540,305	0.9
336,540		Pall Corp.	25,927,042	1.6
224,342		Roper Industries, Inc.	29,808,322	1.9
483,749		Waste Connections, Inc.	21,967,042	1.4
220,265	@	Wesco International, Inc.	16,856,880	1.1
			222,095,858	14.1

		Information Technology: 17.2%
107,919		Alliance Data Systems Corp.	22,821,631	1.5
366,744		Broadridge Financial Solutions ADR	11,644,122	0.8
453,203		Citrix Systems, Inc.	32,000,664	2.0
252,450		F5 Networks, Inc.	21,650,112	1.4
561,008		Flir Systems, Inc.	17,615,651	1.1
651,392		Informatica Corp.	25,384,746	1.6
621,148		Intuit, Inc.	41,188,324	2.6
892,310		Juniper Networks, Inc.	17,721,277	1.1
810,398		NetApp, Inc.	34,539,163	2.2
875,365		TIBCO Software, Inc.	22,400,590	1.4
484,075		Xilinx, Inc.	22,683,754	1.5
			269,650,034	17.2

		Materials: 5.6%
419,520		Ball Corp.	18,828,057	1.2
159,795		Celanese Corp.	8,435,578	0.6
585,857		International Paper Co.	26,246,394	1.7
420,045		Packaging Corp. of America	23,980,369	1.5

ING MIDCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
595,366		Steel Dynamics, Inc.	$9,948,566	0.6
			87,438,964	5.6

		Telecommunication Services: 1.8%
351,770	@	SBA Communications Corp.	28,303,414	1.8
		Total Common Stock (Cost $1,298,567,951)	1,558,794,063	99.2

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc(1): 1.3%
4,641,549	Cantor Fitzgerald, Repurchase Agreement dated 09/30/13, 0.11%, due 10/01/13 (Repurchase Amount $4,641,563, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $4,734,380, due 11/15/13–05/01/51)	4,641,549	0.3
4,641,549	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $4,641,558, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $4,734,395, due 07/28/14–07/18/33)	4,641,549	0.3
4,641,549	Daiwa Capital Markets, Repurchase Agreement dated 09/30/13, 0.12%, due 10/01/13 (Repurchase Amount $4,641,564, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $4,734,382, due 01/22/14–03/01/48)	4,641,549	0.3
4,641,549	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $4,641,566, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $4,734,380, due 01/02/14–09/01/45)	4,641,549	0.3
977,128	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $977,129, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $996,672, due 10/15/13–02/15/43)	977,128	0.1
		19,543,324	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
17,668,339	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $17,668,339)	17,668,339	1.1
	Total Short-Term Investments (Cost $37,211,663)	37,211,663	2.4
	Total Investments in Securities (Cost $1,335,779,614)	$1,596,005,726	101.6
	Liabilities in Excess of Other Assets	(25,606,752)	(1.6)
	Net Assets	$1,570,398,974	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING MIDCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,341,331,696.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$268,473,727
Gross Unrealized Depreciation	(13,799,697)
Net Unrealized Appreciation	$254,674,030

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$1,558,794,063	$—	$—	$1,558,794,063
Short-Term Investments	17,668,339	19,543,324	—	37,211,663
Total Investments, at fair value	$1,576,462,402	$19,543,324	$—	$1,596,005,726

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING SMALLCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.1%
		Consumer Discretionary: 17.9%
66,200		Aeropostale, Inc.	$622,280	0.2
36,939		Arctic Cat, Inc.	2,107,370	0.7
35,200		Bally Technologies, Inc.	2,536,512	0.8
20,900	@	Bright Horizons Family Solutions, Inc.	748,847	0.2
221,093		Callaway Golf Co.	1,574,182	0.5
71,200		Cheesecake Factory	3,129,240	1.0
38,300		Childrens Place Retail Stores, Inc.	2,216,038	0.7
72,966		Cinemark Holdings, Inc.	2,315,941	0.8
125,300		Dana Holding Corp.	2,861,852	0.9
123,085		Express, Inc.	2,903,575	1.0
101,700		Finish Line	2,529,279	0.8
29,200		Gildan Activewear, Inc.	1,356,048	0.4
46,899		Hibbett Sporting Goods, Inc.	2,633,379	0.9
77,132	L	Imax Corp.	2,332,472	0.8
59,700		Jack in the Box, Inc.	2,388,000	0.8
50,151		Life Time Fitness, Inc.	2,581,272	0.8
81,056		LKQ Corp.	2,582,444	0.9
11,507		Lumber Liquidators	1,227,222	0.4
54,604		Monro Muffler, Inc.	2,538,540	0.8
43,418		Pool Corp.	2,437,052	0.8
55,000		Sally Beauty Holdings, Inc.	1,438,800	0.5
189,268	L	Smith & Wesson Holding Corp.	2,080,055	0.7
34,058	@	Steiner Leisure Ltd.	1,990,009	0.7
47,194		Vail Resorts, Inc.	3,274,320	1.1
33,094		Wyndham Worldwide Corp.	2,017,741	0.7
			54,422,470	17.9

		Consumer Staples: 2.3%
46,300		Casey’s General Stores, Inc.	3,403,050	1.1
35,800	@	Elizabeth Arden, Inc.	1,321,736	0.5
100,625		Flowers Foods, Inc.	2,157,400	0.7
			6,882,186	2.3

		Energy: 5.4%
108,041	L	Bill Barrett Corp.	2,712,909	0.9
113,600	L	C&J Energy Services, Inc.	2,281,088	0.8
67,100		Carrizo Oil & Gas, Inc.	2,503,501	0.8
55,350		Energy XXI Bermuda Ltd.	1,671,570	0.5
157,200		Key Energy Services, Inc.	1,145,988	0.4
45,200		Rosetta Resources, Inc.	2,461,592	0.8
113,200		Swift Energy Co.	1,292,744	0.4
51,000		Unit Corp.	2,370,990	0.8
			16,440,382	5.4

		Financials: 11.1%
8,000		Affiliated Managers Group, Inc.	1,461,120	0.5
83,400		Colony Financial, Inc.	1,666,332	0.5
71,524		Coresite Realty Corp.	2,427,525	0.8
114,150	@	DFC Global Corp.	1,254,508	0.4
50,000		eHealth, Inc.	1,613,000	0.5
41,833		Financial Engines, Inc.	2,486,554	0.8
70,400		First American Financial Corp.	1,714,240	0.6
73,714		Geo Group, Inc.	2,450,990	0.8
34,400		Home Properties, Inc.	1,986,600	0.7
38,884		MarketAxess Holdings, Inc.	2,334,595	0.8
47,586		Portfolio Recovery Associates, Inc.	2,852,305	0.9
22,800		ProAssurance Corp.	1,027,368	0.3
21,576		Signature Bank	1,974,636	0.7
43,100		Sovran Self Storage, Inc.	3,261,808	1.1
25,359		Stifel Financial Corp.	1,045,298	0.3
25,400		SVB Financial Group	2,193,798	0.7
65,000		Tanger Factory Outlet Centers, Inc.	2,122,250	0.7
			33,872,927	11.1

		Health Care: 16.6%
35,700		Acorda Therapeutics, Inc.	1,223,796	0.4
35,600		Air Methods Corp.	1,516,560	0.5
44,700		Align Technology, Inc.	2,150,964	0.7
21,700	@	Alkermes PLC	729,554	0.2
11,285		Bio-Rad Laboratories, Inc.	1,326,665	0.4
39,754		Centene Corp.	2,542,666	0.8
20,000	L	Chemed Corp.	1,430,000	0.5
16,400		Cubist Pharmaceuticals, Inc.	1,042,220	0.3
32,800	@	Cynosure, Inc.	748,168	0.3
55,984		Haemonetics Corp.	2,232,642	0.7
112,731		Healthsouth Corp.	3,886,965	1.3
40,705		Impax Laboratories, Inc.	834,859	0.3
18,900	@	Incyte Corp., Ltd.	721,035	0.2
80,000		InterMune, Inc.	1,229,600	0.4
25,870		IPC The Hospitalist Co., Inc.	1,319,629	0.4
57,654		Luminex Corp.	1,153,080	0.4
72,500		Masimo Corp.	1,931,400	0.6
49,166		Medicines Co.	1,648,044	0.5
19,517		Mednax, Inc.	1,959,507	0.6
90,100		Merit Medical Systems, Inc.	1,092,913	0.4
41,408		Momenta Pharmaceuticals, Inc.	595,861	0.2
73,120		Nektar Therapeutics	764,104	0.3
18,418		Neogen Corp.	1,118,341	0.4
36,100		Omnicell, Inc.	854,848	0.3
23,565	@, L	OncoGenex Pharmaceutical, Inc.	218,448	0.1
44,900	@	Optimer Pharmaceuticals, Inc.	565,740	0.2
64,950		Owens & Minor, Inc.	2,246,620	0.7

ING SMALLCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
11,300		Salix Pharmaceuticals Ltd.	$755,744	0.3
22,300	@	Seattle Genetics, Inc.	977,409	0.3
47,173		Steris Corp.	2,026,552	0.7
87,300		Team Health Holdings, Inc.	3,312,162	1.1
10,269	@	Theravance, Inc.	419,899	0.1
64,700		Thoratec Corp.	2,412,663	0.8
89,400	@, L	Vivus, Inc.	833,208	0.3
36,900		WellCare Health Plans, Inc.	2,573,406	0.9
			50,395,272	16.6

		Industrials: 14.4%
78,835		Actuant Corp.	3,061,951	1.0
26,000		Acuity Brands, Inc.	2,392,520	0.8
29,900		Clarcor, Inc.	1,660,347	0.5
35,530		Clean Harbors, Inc.	2,084,190	0.7
26,300		Corporate Executive Board Co.	1,909,906	0.6
52,400		EnPro Industries, Inc.	3,155,004	1.0
12,589		Genesee & Wyoming, Inc.	1,170,399	0.4
57,245		Gorman-Rupp Co.	2,296,669	0.8
101,151		Healthcare Services Group	2,605,650	0.9
74,160		HUB Group, Inc.	2,909,297	1.0
26,000		Kforce, Inc.	459,940	0.2
184,600		Knight Transportation, Inc.	3,049,592	1.0
36,900		Regal-Beloit Corp.	2,506,617	0.8
78,800		Simpson Manufacturing Co., Inc.	2,566,516	0.8
29,100		Teledyne Technologies, Inc.	2,471,463	0.8
52,800		Toro Co.	2,869,680	0.9
50,063		Waste Connections, Inc.	2,273,361	0.7
38,100		Watts Water Technologies, Inc.	2,147,697	0.7
57,590		Woodward Governor Co.	2,351,400	0.8
			43,942,199	14.4

		Information Technology: 23.3%
17,307		Ansys, Inc.	1,497,402	0.5
182,600		Aruba Networks, Inc.	3,038,464	1.0
116,900		Aspen Technology, Inc.	4,038,895	1.3
70,087		Bankrate, Inc.	1,441,689	0.5
62,045		Blackbaud, Inc.	2,422,237	0.8
48,100	@	BroadSoft, Inc.	1,733,043	0.6
86,482		Cardtronics, Inc.	3,208,482	1.0
32,790		Coherent, Inc.	2,014,945	0.7
25,800		Commvault Systems, Inc.	2,266,014	0.7
52,700		DealerTrack Holdings, Inc.	2,257,668	0.7
44,719	@	Exa Corp.	692,697	0.2
35,363		Faro Technologies, Inc.	1,491,258	0.5
139,550		Formfactor, Inc.	957,313	0.3
16,700	@	Guidewire Software, Inc.	786,737	0.3
259,371		Integrated Device Technology, Inc.	2,443,275	0.8
65,200		j2 Global, Inc.	3,228,704	1.1
50,500	L	Liquidity Services, Inc.	1,694,780	0.6
115,500	@	LivePerson, Inc.	1,090,320	0.4
51,564		LogMeIn, Inc.	1,601,062	0.5
47,389		Micros Systems, Inc.	2,366,607	0.8
64,800		MKS Instruments, Inc.	1,723,032	0.6
51,646		Monolithic Power Systems, Inc.	1,563,841	0.5
66,228		National Instruments Corp.	2,048,432	0.7
20,446		Plexus Corp.	760,591	0.2
245,200		PMC — Sierra, Inc.	1,623,224	0.5
146,300		Polycom, Inc.	1,597,596	0.5
115,200		PTC, Inc.	3,275,136	1.1
80,600		QLIK Technologies, Inc.	2,759,744	0.9
127,900		Riverbed Technolgoy, Inc.	1,866,061	0.6
36,500	@	SciQuest, Inc.	819,790	0.3
67,578		Semtech Corp.	2,026,664	0.7
47,900		Sourcefire, Inc.	3,636,568	1.2
23,203		SYKES Enterprises, Inc.	415,566	0.1
10,360		Synaptics, Inc.	458,741	0.1
63,100		Synchronoss Technologies, Inc.	2,401,586	0.8
35,400	@	Volterra Semiconductor Corp.	814,200	0.3
32,873	@	WEX, Inc.	2,884,606	0.9
			70,946,970	23.3

		Materials: 4.1%
74,400		Boise Cascade Co.	2,005,080	0.7
131,793		Commercial Metals Co.	2,233,891	0.7
71,100		HB Fuller Co.	3,213,009	1.0
339,400		Hecla Mining Co.	1,065,716	0.3
40,688		Minerals Technologies, Inc.	2,008,767	0.7
58,910		Worthington Industries	2,028,271	0.7
			12,554,734	4.1
		Total Common Stock (Cost $224,189,591)	289,457,140	95.1

EXCHANGE-TRADED FUNDS: 1.9%
45,407		iShares Russell 2000 Growth Index Fund	5,714,017	1.9
		Total Exchange-Traded Funds (Cost $4,126,513)	5,714,017	1.9
		Total Long-Term Investments (Cost $228,316,104)	295,171,157	97.0

ING SMALLCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 7.7%
	Securities Lending Collateralcc(1): 4.1%
2,982,270	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $2,982,276, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $3,041,925, due 07/28/14–07/18/33)	$2,982,270	0.9
2,982,270	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $2,982,277, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $3,041,915, due 02/01/16–05/01/46)	2,982,270	1.0
2,982,270	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $2,982,281, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $3,041,915, due 01/02/14–09/01/45)	2,982,270	1.0
2,982,270	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $2,982,275, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $3,041,916, due 11/20/13–11/01/47)	2,982,270	1.0
627,816	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $627,817, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $640,373, due 10/15/13–02/15/43)	627,816	0.2
		12,556,896	4.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
10,893,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $10,893,131)	10,893,131	3.6
	Total Short-Term Investments (Cost $23,450,027)	23,450,027	7.7
	Total Investments in Securities (Cost $251,766,131)	$318,621,184	104.7
	Liabilities in Excess of Other Assets	(14,158,837)	(4.7)
	Net Assets	$304,462,347	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $254,228,222.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$72,947,165
Gross Unrealized Depreciation	(8,554,203)
Net Unrealized Appreciation	$64,392,962

ING SMALLCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$289,457,140	$—	$—	$289,457,140
Exchange-Traded Funds	5,714,017	—	—	5,714,017
Short-Term Investments	10,893,131	12,556,896	—	23,450,027
Total Investments, at fair value	$306,064,288	$12,556,896	$—	$318,621,184

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 25, 2013